Investment Risks - MRP SynthEquity(R) Nasdaq 100 ETF	Jul. 07, 2026
Prospectus [Line Items]
Risk [Text Block]

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Nasdaq® Index (or on broad-based, passively managed ETFs that track the Nasdaq® Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of the companies that comprised the Nasdaq® Index or an ETF that tracks the Nasdaq® Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Nasdaq® Index or the referenced ETFs, the Fund may also be subject to the following risks:

Nasdaq 100 Index Risk. The Fund’s investment exposure to its Options Strategy is based in large part on the performance of the Nasdaq® Index through its investments in options referencing the Index. The Nasdaq® Index includes 100 of the largest non-financial companies listed on The Nasdaq Stock Market LLC and is heavily weighted toward companies in the information technology sector. As a result, the Fund’s returns through its Options Strategy are expected to reflect the performance of a limited number of large-capitalization growth companies and may be more volatile than the returns of funds that track broader market indices. The Nasdaq® Index may be concentrated in one or more sectors, including in particular the information technology sector, and the Fund’s exposure to the Nasdaq® Index through its options investments may cause the Fund to be similarly concentrated in that sector and to indirectly bear the risks of such concentration. In addition, because the Nasdaq® Index excludes financial companies, the Fund may underperform during periods in which the financial sector outperforms.

Information Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Large-Capitalization Investing Risk. The securities of large-capitalization companies that comprise the Nasdaq® Index may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Index Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Nasdaq® Index with its Options Strategy and, therefore, achieve its investment objective. The Fund may have difficulty achieving its investment objective for many reasons, including fees, expenses, transaction costs (including but not limited to brokerage and other trading costs), the Fund’s valuation methodology differing from the Index’s valuation methodology, costs of complying with various new or existing regulatory requirements and regulatory and tax considerations, which may cause the Fund to hold (or not to hold) certain Index constituents. Activities surrounding Nasdaq® Index reconstitutions and other Nasdaq® Index rebalancing events may hinder the Fund’s ability to meet its investment objective. The Fund may not have investment exposure to all of the constituents of the Nasdaq® Index, or its weighting of investment exposure to such constituents may be different from that of the Nasdaq® Index, both of which may reduce the Fund’s correlation to the Nasdaq® Index and its investment performance.

Index Trading Risk. The trading price of the Nasdaq® Index may be highly volatile and may continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of the companies that comprise the Nasdaq® Index.

Indirect Investment Risk. The Nasdaq® Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates, and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Nasdaq® Index, but will be subject to declines in the performance of the Nasdaq® Index.

Equity Market Risk. By virtue of the Fund’s investments in options contracts on the Nasdaq® Index, the Fund is indirectly exposed to equity market risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short and extended periods of time. In a declining stock market, stock prices for most or all companies in the Nasdaq® Index may decline, regardless of their long-term prospects.

Fixed Income Investing Risks. The Fund will be subject to fixed income risks through its investments in U.S. Treasury securities for its Treasury Strategy, Changes in interest rates generally will cause the value of fixed-income and bond instruments held by the Fund to vary inversely to such changes. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. The Fund’s investments in its Treasury Strategy are subject to the following specific risks:

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

U.S. Treasury Obligations Risk. The Fund may invest in securities issued by the U.S. Treasury. U.S. Treasury obligations include securities that are backed by the full faith and credit of the U.S. Government, guaranteeing the timely payment of principal and interest. However, while U.S. Treasuries are considered one of the safest investments, government policies regarding the payment of interest or principal may change over time. Additionally, while holding a Treasury security until maturity ensures the return of principal, selling a Treasury before maturity or purchasing one after its initial issue date may expose the investor to potential losses, as the value of Treasury securities fluctuates with interest rates and market conditions.

Derivatives Risk. The term “derivative” refers to any financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or a specified index such as the Nasdaq 100 Index. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule”) under the Investment Company Act of 1940 (the “1940 Act”) which, following an implementation period, replaced existing SEC and staff guidance with an updated, comprehensive framework for the use of derivatives by registered investment companies, such as the Fund. The Derivatives Rule became effective on February 19, 2021, with a required compliance date of August 19, 2022. To the extent the Fund uses derivatives, complying with the Derivatives Rule may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors. The regulation of the use of derivatives in the United States is a changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action.

Options Risk (including Box Spread Risk). The Fund obtains its principal equity exposure through purchased call options. which are a type of derivative. rather than through direct ownership of the securities comprising the Nasdaq-100® Index. As a result, the Fund’s investment results are expected to differ, and at times may differ materially, from the performance of the Nasdaq-100® Index and ETFs that directly track the Index. The value of the Fund’s options depends on numerous factors, including changes in the value of the Index, implied volatility, interest rates, time remaining until expiration and other market conditions. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of the Fund’s options depends on numerous factors, including changes in the value of the Index, implied volatility, interest rates, time remaining until expiration and other market conditions. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as expected to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchases of put options involve the payment of premiums, which may adversely affect the Fund’s performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless, resulting in the Fund’s loss of the premium it paid for the option.

The Fund’s use of options, including box spreads, involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Although a box spread is intended to produce a fixed return, the Fund may experience losses due to transaction costs, imperfect execution, early exercise of options, or changes in market conditions affecting the pricing of the options.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other 4 Aps step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Any such decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV, with possible greater than normal intraday bid-ask spreads.

●	Cash Redemption Risk. An ETF’s investment strategy may require it to redeem its shares for cash or to otherwise include cash as part of its redemption proceeds. For example, an ETF may not be able to redeem in-kind certain securities held by the ETF (e.g., derivative instruments). In such a case, the ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate their contribution to the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares, or during periods of market volatility and when there may be widening bid-ask spreads. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant and result in a further widening of the bid-ask spreads.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc., (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any measurable volume on any stock exchange. Said another way, there is a risk in these circumstances that an active trading market for shares of the Fund may not develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which could be less liquid than Shares. Shares may trade at prices other than NAV.

Active Management Risk. The Fund is actively managed. The Adviser’s investment decisions, including the selection of options, the timing of portfolio rebalancing, the realization of gains, the establishment of replacement option positions and the allocation between Synthetic Equity Exposure and Treasury Investments, may not produce the intended results and may cause the Fund to underperform other investments.

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Reliance on a counterparty exposes the Fund to the risk that the counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Downside Protection Risk. The Fund seeks to moderate the effects of significant market declines through its portfolio construction and investment process. This objective is not a guarantee of performance or a limitation on losses. The Fund may lose substantial amounts during declining markets.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Management Risk. The Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The quantitative investment models used by the Adviser may not perform as expected, particularly in volatile markets.

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Newer Fund Risk. The Fund is a recently organized investment management company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Portfolio Rebalancing Risk. The Adviser actively manages the Fund’s allocation between Synthetic Equity Exposure and Treasury Investments. Portfolio rebalancing decisions, including the realization of gains, establishment of replacement option positions and other adjustments to the Fund’s portfolio, may not achieve the intended investment results and may cause the Fund to underperform investments employing different portfolio management techniques.

Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Treasury Investment Risk. A substantial portion of the Fund’s assets generally will be invested in short-duration U.S. Treasury securities, cash, cash equivalents and similar investments. Although Treasury securities historically have exhibited lower volatility than equity securities, they remain subject to interest-rate risk, inflation risk, market risk and other factors that may adversely affect their value. During periods of strong equity market performance, the Fund’s Treasury allocation also may reduce the Fund’s overall returns relative to investments that remain fully invested in equities.

Underlying ETF Risk. The Fund will invest in options on broad-based, passively managed exchange-traded funds whose investment strategies are to track the performance of the Nasdaq® Index (“Underlying ETFs”) and its performance will be directly related to the performance of the ETFs. Through its options positions in these ETFs, the Fund will be subject to the risks associated with such vehicles, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase in the case of short positions). Lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio investment. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in the ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Because the underlying ETF’s in which the Fund invests are not be actively managed, the ETF would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Nasdaq Index or the selling of shares is otherwise required upon a rebalancing of the Nasdaq® Index. Also, an ETF will not be able to replicate exactly the performance of the Nasdaq® Index because the total return generated by portfolio securities of an ETF will be reduced by transaction. Costs and other expenses not incurred by the Nasdaq® Index.

Through its investment in Underlying ETFs, the Fund may also be indirectly subject to a variety of risks, including Equity Risk, Issuer Risk, Large-Capitalization Risk, Management Risk, Market Risk, Trading Risk, Counterparty Risk, Investment Focus Risk, and Derivatives Risk.

Referenced Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Nasdaq® Index (or on broad-based, passively managed ETFs that track the Nasdaq® Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of the companies that comprised the Nasdaq® Index or an ETF that tracks the Nasdaq® Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Nasdaq® Index or the referenced ETFs, the Fund may also be subject to the following risks:

Nasdaq 100 Index Risk. The Fund’s investment exposure to its Options Strategy is based in large part on the performance of the Nasdaq® Index through its investments in options referencing the Index. The Nasdaq® Index includes 100 of the largest non-financial companies listed on The Nasdaq Stock Market LLC and is heavily weighted toward companies in the information technology sector. As a result, the Fund’s returns through its Options Strategy are expected to reflect the performance of a limited number of large-capitalization growth companies and may be more volatile than the returns of funds that track broader market indices. The Nasdaq® Index may be concentrated in one or more sectors, including in particular the information technology sector, and the Fund’s exposure to the Nasdaq® Index through its options investments may cause the Fund to be similarly concentrated in that sector and to indirectly bear the risks of such concentration. In addition, because the Nasdaq® Index excludes financial companies, the Fund may underperform during periods in which the financial sector outperforms.

Information Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Large-Capitalization Investing Risk. The securities of large-capitalization companies that comprise the Nasdaq® Index may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Index Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Nasdaq® Index with its Options Strategy and, therefore, achieve its investment objective. The Fund may have difficulty achieving its investment objective for many reasons, including fees, expenses, transaction costs (including but not limited to brokerage and other trading costs), the Fund’s valuation methodology differing from the Index’s valuation methodology, costs of complying with various new or existing regulatory requirements and regulatory and tax considerations, which may cause the Fund to hold (or not to hold) certain Index constituents. Activities surrounding Nasdaq® Index reconstitutions and other Nasdaq® Index rebalancing events may hinder the Fund’s ability to meet its investment objective. The Fund may not have investment exposure to all of the constituents of the Nasdaq® Index, or its weighting of investment exposure to such constituents may be different from that of the Nasdaq® Index, both of which may reduce the Fund’s correlation to the Nasdaq® Index and its investment performance.

Index Trading Risk. The trading price of the Nasdaq® Index may be highly volatile and may continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of the companies that comprise the Nasdaq® Index.

Indirect Investment Risk. The Nasdaq® Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates, and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Nasdaq® Index, but will be subject to declines in the performance of the Nasdaq® Index.

Nasdaq 100 Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Nasdaq 100 Index Risk. The Fund’s investment exposure to its Options Strategy is based in large part on the performance of the Nasdaq® Index through its investments in options referencing the Index. The Nasdaq® Index includes 100 of the largest non-financial companies listed on The Nasdaq Stock Market LLC and is heavily weighted toward companies in the information technology sector. As a result, the Fund’s returns through its Options Strategy are expected to reflect the performance of a limited number of large-capitalization growth companies and may be more volatile than the returns of funds that track broader market indices. The Nasdaq® Index may be concentrated in one or more sectors, including in particular the information technology sector, and the Fund’s exposure to the Nasdaq® Index through its options investments may cause the Fund to be similarly concentrated in that sector and to indirectly bear the risks of such concentration. In addition, because the Nasdaq® Index excludes financial companies, the Fund may underperform during periods in which the financial sector outperforms.

Information Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Large-Capitalization Investing Risk. The securities of large-capitalization companies that comprise the Nasdaq® Index may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Information Technology Sector Risk [Member]
Prospectus [Line Items]
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Information Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Large Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Investing Risk. The securities of large-capitalization companies that comprise the Nasdaq® Index may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Index Correlation Risk [Member]
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Index Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Nasdaq® Index with its Options Strategy and, therefore, achieve its investment objective. The Fund may have difficulty achieving its investment objective for many reasons, including fees, expenses, transaction costs (including but not limited to brokerage and other trading costs), the Fund’s valuation methodology differing from the Index’s valuation methodology, costs of complying with various new or existing regulatory requirements and regulatory and tax considerations, which may cause the Fund to hold (or not to hold) certain Index constituents. Activities surrounding Nasdaq® Index reconstitutions and other Nasdaq® Index rebalancing events may hinder the Fund’s ability to meet its investment objective. The Fund may not have investment exposure to all of the constituents of the Nasdaq® Index, or its weighting of investment exposure to such constituents may be different from that of the Nasdaq® Index, both of which may reduce the Fund’s correlation to the Nasdaq® Index and its investment performance.

Index Trading Risk [Member]
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Index Trading Risk. The trading price of the Nasdaq® Index may be highly volatile and may continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of the companies that comprise the Nasdaq® Index.

Indirect Investment Risk [Member]
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Indirect Investment Risk. The Nasdaq® Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates, and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Nasdaq® Index, but will be subject to declines in the performance of the Nasdaq® Index.

Equity Market Risk [Member]
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Equity Market Risk. By virtue of the Fund’s investments in options contracts on the Nasdaq® Index, the Fund is indirectly exposed to equity market risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short and extended periods of time. In a declining stock market, stock prices for most or all companies in the Nasdaq® Index may decline, regardless of their long-term prospects.

Fixed Income Investing Risks [Member]
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Fixed Income Investing Risks. The Fund will be subject to fixed income risks through its investments in U.S. Treasury securities for its Treasury Strategy, Changes in interest rates generally will cause the value of fixed-income and bond instruments held by the Fund to vary inversely to such changes. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. The Fund’s investments in its Treasury Strategy are subject to the following specific risks:

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

U.S. Treasury Obligations Risk. The Fund may invest in securities issued by the U.S. Treasury. U.S. Treasury obligations include securities that are backed by the full faith and credit of the U.S. Government, guaranteeing the timely payment of principal and interest. However, while U.S. Treasuries are considered one of the safest investments, government policies regarding the payment of interest or principal may change over time. Additionally, while holding a Treasury security until maturity ensures the return of principal, selling a Treasury before maturity or purchasing one after its initial issue date may expose the investor to potential losses, as the value of Treasury securities fluctuates with interest rates and market conditions.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase.

U S Treasury Obligations Risk [Member]
Prospectus [Line Items]
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U.S. Treasury Obligations Risk. The Fund may invest in securities issued by the U.S. Treasury. U.S. Treasury obligations include securities that are backed by the full faith and credit of the U.S. Government, guaranteeing the timely payment of principal and interest. However, while U.S. Treasuries are considered one of the safest investments, government policies regarding the payment of interest or principal may change over time. Additionally, while holding a Treasury security until maturity ensures the return of principal, selling a Treasury before maturity or purchasing one after its initial issue date may expose the investor to potential losses, as the value of Treasury securities fluctuates with interest rates and market conditions.

Derivatives Risk [Member]
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Derivatives Risk. The term “derivative” refers to any financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or a specified index such as the Nasdaq 100 Index. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule”) under the Investment Company Act of 1940 (the “1940 Act”) which, following an implementation period, replaced existing SEC and staff guidance with an updated, comprehensive framework for the use of derivatives by registered investment companies, such as the Fund. The Derivatives Rule became effective on February 19, 2021, with a required compliance date of August 19, 2022. To the extent the Fund uses derivatives, complying with the Derivatives Rule may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors. The regulation of the use of derivatives in the United States is a changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action.

Options Risk Including Box Spread Risk [Member]
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Options Risk (including Box Spread Risk). The Fund obtains its principal equity exposure through purchased call options. which are a type of derivative. rather than through direct ownership of the securities comprising the Nasdaq-100® Index. As a result, the Fund’s investment results are expected to differ, and at times may differ materially, from the performance of the Nasdaq-100® Index and ETFs that directly track the Index. The value of the Fund’s options depends on numerous factors, including changes in the value of the Index, implied volatility, interest rates, time remaining until expiration and other market conditions. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of the Fund’s options depends on numerous factors, including changes in the value of the Index, implied volatility, interest rates, time remaining until expiration and other market conditions. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as expected to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchases of put options involve the payment of premiums, which may adversely affect the Fund’s performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless, resulting in the Fund’s loss of the premium it paid for the option.

The Fund’s use of options, including box spreads, involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Although a box spread is intended to produce a fixed return, the Fund may experience losses due to transaction costs, imperfect execution, early exercise of options, or changes in market conditions affecting the pricing of the options.

E T F Risks [Member]
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ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other 4 Aps step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Any such decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV, with possible greater than normal intraday bid-ask spreads.

●	Cash Redemption Risk. An ETF’s investment strategy may require it to redeem its shares for cash or to otherwise include cash as part of its redemption proceeds. For example, an ETF may not be able to redeem in-kind certain securities held by the ETF (e.g., derivative instruments). In such a case, the ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate their contribution to the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares, or during periods of market volatility and when there may be widening bid-ask spreads. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant and result in a further widening of the bid-ask spreads.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc., (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any measurable volume on any stock exchange. Said another way, there is a risk in these circumstances that an active trading market for shares of the Fund may not develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which could be less liquid than Shares. Shares may trade at prices other than NAV.

Authorized Participants Market Makers And Liquidity Providers Concentration Risk [Member]
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●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other 4 Aps step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Any such decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV, with possible greater than normal intraday bid-ask spreads.

Cash Redemption Risk [Member]
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●	Cash Redemption Risk. An ETF’s investment strategy may require it to redeem its shares for cash or to otherwise include cash as part of its redemption proceeds. For example, an ETF may not be able to redeem in-kind certain securities held by the ETF (e.g., derivative instruments). In such a case, the ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

Costs Of Buying Or Selling Shares [Member]
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●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade At Prices Other Than N A V [Member]
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●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate their contribution to the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares, or during periods of market volatility and when there may be widening bid-ask spreads. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant and result in a further widening of the bid-ask spreads.

Trading [Member]
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Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc., (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any measurable volume on any stock exchange. Said another way, there is a risk in these circumstances that an active trading market for shares of the Fund may not develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which could be less liquid than Shares. Shares may trade at prices other than NAV.

Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed. The Adviser’s investment decisions, including the selection of options, the timing of portfolio rebalancing, the realization of gains, the establishment of replacement option positions and the allocation between Synthetic Equity Exposure and Treasury Investments, may not produce the intended results and may cause the Fund to underperform other investments.

Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Reliance on a counterparty exposes the Fund to the risk that the counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Downside Protection Risk [Member]
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Downside Protection Risk. The Fund seeks to moderate the effects of significant market declines through its portfolio construction and investment process. This objective is not a guarantee of performance or a limitation on losses. The Fund may lose substantial amounts during declining markets.

Early Close Trading Halt Risk [Member]
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Management Risk [Member]
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Management Risk. The Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The quantitative investment models used by the Adviser may not perform as expected, particularly in volatile markets.

Market Events Risk [Member]
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Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Newer Fund Risk [Member]
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Newer Fund Risk. The Fund is a recently organized investment management company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Portfolio Rebalancing Risk [Member]
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Portfolio Rebalancing Risk. The Adviser actively manages the Fund’s allocation between Synthetic Equity Exposure and Treasury Investments. Portfolio rebalancing decisions, including the realization of gains, establishment of replacement option positions and other adjustments to the Fund’s portfolio, may not achieve the intended investment results and may cause the Fund to underperform investments employing different portfolio management techniques.

Smaller Fund Risk [Member]
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Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Treasury Investment Risk [Member]
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Treasury Investment Risk. A substantial portion of the Fund’s assets generally will be invested in short-duration U.S. Treasury securities, cash, cash equivalents and similar investments. Although Treasury securities historically have exhibited lower volatility than equity securities, they remain subject to interest-rate risk, inflation risk, market risk and other factors that may adversely affect their value. During periods of strong equity market performance, the Fund’s Treasury allocation also may reduce the Fund’s overall returns relative to investments that remain fully invested in equities.

Underlying E T F Risk [Member]
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Underlying ETF Risk. The Fund will invest in options on broad-based, passively managed exchange-traded funds whose investment strategies are to track the performance of the Nasdaq® Index (“Underlying ETFs”) and its performance will be directly related to the performance of the ETFs. Through its options positions in these ETFs, the Fund will be subject to the risks associated with such vehicles, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase in the case of short positions). Lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio investment. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in the ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Because the underlying ETF’s in which the Fund invests are not be actively managed, the ETF would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Nasdaq Index or the selling of shares is otherwise required upon a rebalancing of the Nasdaq® Index. Also, an ETF will not be able to replicate exactly the performance of the Nasdaq® Index because the total return generated by portfolio securities of an ETF will be reduced by transaction. Costs and other expenses not incurred by the Nasdaq® Index.

Through its investment in Underlying ETFs, the Fund may also be indirectly subject to a variety of risks, including Equity Risk, Issuer Risk, Large-Capitalization Risk, Management Risk, Market Risk, Trading Risk, Counterparty Risk, Investment Focus Risk, and Derivatives Risk.

Risk Nondiversified Status [Member]
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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.